Goodwill (Tables)	6 Months Ended
Jul. 31, 2024
Goodwill
Schedule of goodwill

	July 31,	January 31,
	2024	2024
Balance at beginning of period	760,413	675,647
Acquisition of GroundCloud	—	82,750
Acquisition of Localz	—	954
Acquisition of OCR	50,789	—
Acquisition of ASD	35,604	—
Acquisition of BoxTop	7,747	—
Adjustments on account of foreign exchange	(4,562)	1,062
Balance at end of period	849,991	760,413